Deferred Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Non-refundable entrance fees		$ 669,528	$ 615,723	$ 562,026
Other deferred revenue	$ 3,734	3,479	1,031
Deferred revenue	$ 699,245	$ 673,007	$ 616,754